Financial instruments and risk management - Contractual maturities of the financial liabilities (Details)	Dec. 31, 2025 CAD ($)
Financial instruments and risk management
Accounts payable and accrued liabilities	$ 3,478,825
Lease liability	303,795
Financial liabilities	3,782,620
Payable within 1 year
Financial instruments and risk management
Accounts payable and accrued liabilities	3,478,825
Lease liability	107,222
Financial liabilities	3,586,047
1-3 years
Financial instruments and risk management
Lease liability	196,573
Financial liabilities	$ 196,573